Financial assets and liabilities - Financial Instruments Measured at Amortized Cost (Details) - Financial liabilities at amortised cost, category - Debt securities and other debt - CAD ($)
$ in Millions
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Carrying value	$ 31,504	$ 29,049
Fair value	$ 29,828	$ 28,225